Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	As of June 30, 2015, minimum rental commitment under the operating lease is as follows:
Year Ending June 30,
2016	359,468
2017	370,252
2018	381,360
2019	392,855
2020	335,747
$1,839,682

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
As of June 30, 2015, minimum rental commitment under the leases is as follows:

Year Ending June 30,
2016	$96,890
2017	24,223
Total rental commitments	121,113
Less: Interest payments	(4,124)
Total lease payable	116,989
Lease payable, current portion	93,852
Lease payable, less current portion	$23,137